Average Annual Total Returns		12 Months Ended	60 Months Ended	65 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
33.34% MSCI World High Dividend Yield Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends for net indexes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.46%	4.43%	5.25%
MSCI World Index (Net) (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.09%	12.15%	14.50%
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends for net indexes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.13%	5.88%	7.02%
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.37%)
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		11.53%	4.58%	5.51%
Performance Inception Date				Jul. 31, 2020
Investor A
Prospectus [Line Items]
Average Annual Return, Percent		5.42%	3.19%	4.20%
Performance Inception Date				Jul. 31, 2020
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.90%	1.07%	2.10%
Performance Inception Date				Jul. 31, 2020
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.26%	1.55%	2.34%
Performance Inception Date				Jul. 31, 2020

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any. For additional comparative performance information for the MSCI World Index, please see the Fund’s Statement of Additional Information.